OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income - Operating Income (Loss) [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Operating lease rental income	£ 1,250	£ 1,343	£ 1,344
Rental income from investment properties (note 27)	191	197	213
Gains less losses on disposal of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets) (note 42)	196	275	446
Movement in value of in-force business (note 25)	825	(55)	(165)
Gain related to establishment of joint venture (note 23)	244
Share of results of joint ventures and associates (note 22)	6	9	6
Other	196	151	151
Total other operating income	£ 2,908	£ 1,920	£ 1,995